Note 6 - Stockholders' Equity (Details) - Allocation of Net Proceeds from Preferred Stock Financing (USD $)	9 Months Ended		12 Months Ended	138 Months Ended	147 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Mar. 31, 2012
Allocation of Net Proceeds from Preferred Stock Financing [Abstract]
Net proceeds after transaction costs	$ 1,999,032	$ 1,999,032	$ 1,999,032	$ 2,727,475	$ 2,727,475
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Carrying value	312,196		312,196	312,196	312,196	871,614
Conversions to common stock	$ (559,418)